Income Tax - Additional Information (Details) € in Millions, $ in Millions	12 Months Ended	36 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
United Kingdom
Operating Loss Carryforwards [Line Items]
Taxation loss carryforwards	$ 64.5	$ 64.5		$ 67.6
Spain
Operating Loss Carryforwards [Line Items]
Taxation loss carryforwards	123.7	123.7	€ 110.3	126.3	€ 110.3
Disallowed costs carried forward	$ 15.1	15.1	13.5	23.6	20.7
Carryforward limitation (in years)	P18Y
Luxembourg
Operating Loss Carryforwards [Line Items]
Taxation loss carryforwards	$ 127.9	$ 127.9	€ 114.1	$ 125.7	€ 109.9
Carryforward limitation (in years)		P17Y